GEOGRAPHIC INFORMATION (Tables)	12 Months Ended
Dec. 31, 2018
Segments, Geographical Areas [Abstract]
Schedule of Total Revenues by Geographical Areas
The following table presents total revenues for the years ended December 31, 2018, 2017 and 2016 from a geographical perspective:

	Year ended December 31,
	2018	2017	2016
Revenues from sales to customers located at:

The United States	$82,990	$78,464	$67,953
America - other	19,501	19,437	16,780
EMEA *)	51,888	45,077	42,104
Germany	23,863	11,512	11,620
Asia Pacific	56,162	56,879	58,128

	$234,404	$211,369	$196,585

*)	Europe, the Middle East and Africa – without Germany.

Schedule of Long-Lived Assets by Geographical Areas
The following table presents long-lived assets as of December 31, 2018 and 2017 from a geographical perspective:

	December 31,
	2018	2017
Long-lived assets, by geographic region:

America (principally the United States)	$1,736	$1,822
Israel	20,856	20,832
EMEA - other	253	251
Asia Pacific	832	737

	$23,677	$23,642